Annual Fund Operating Expenses - Elfun Diversified Fund	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Elfun Diversified Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees
Other Expenses (as a percentage of Assets):	0.17%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.36%
Fee Waiver or Reimbursement	(0.02%)	[1]
Net Expenses (as a percentage of Assets)	0.34%

[1]	The Fund's investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2027 to waive its management fee and/or reimburse certain expenses for the Fund, in an amount equal to any acquired fund fees and expenses (“AFFEs”), excluding AFFEs derived from the Fund's holdings in acquired funds for cash management purpose, if any. This fee waiver and/or expense reimbursement arrangement may not be terminated prior to April 30, 2027 except with approval of the Fund's Board of Trustees.